Distribution Date:	10/13/21	GS Mortgage Securities Trust 2019-GC42
Determination Date:	10/06/21
Next Distribution Date:	11/15/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2019-GC42

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Leah Nivison	(212) 902-1000
Certificate Interest Reconciliation Detail	4		200 West Street, | New York, NY 10282
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Suite 300, | Overland Park, KS 66210
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Mortgage Loan Detail (Part 1)	13-14		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Mortgage Loan Detail (Part 2)	15-16		10851 Mastin Street, Suite 300, | Overland Park, KS 66210
Principal Prepayment Detail	17	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Historical Detail	18
			David Rodgers	(212) 230-9025
Delinquency Loan Detail	19		600 Third Avenue,40th Floor | New York, NY 10016
Collateral Stratification and Historical Detail	20	Certificate Administrator	Wells Fargo Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	36257UAH0	2.135100%	11,528,000.00	7,405,809.83	184,011.56	13,176.79	0.00	0.00	197,188.35	7,221,798.27	30.13%	30.00%
A-2	36257UAJ6	2.933300%	117,422,000.00	117,422,000.00	0.00	287,028.29	0.00	0.00	287,028.29	117,422,000.00	30.13%	30.00%
A-3	36257UAK3	2.748800%	240,000,000.00	240,000,000.00	0.00	549,760.00	0.00	0.00	549,760.00	240,000,000.00	30.13%	30.00%
A-4	36257UAL1	3.000500%	335,209,000.00	335,209,000.00	0.00	838,162.17	0.00	0.00	838,162.17	335,209,000.00	30.13%	30.00%
A-AB	36257UAM9	2.909200%	20,849,000.00	20,849,000.00	0.00	50,544.93	0.00	0.00	50,544.93	20,849,000.00	30.13%	30.00%
A-S	36257UAQ0	3.211700%	98,394,000.00	98,394,000.00	0.00	263,343.34	0.00	0.00	263,343.34	98,394,000.00	20.59%	20.50%
B	36257UAR8	3.362900%	45,313,000.00	45,313,000.00	0.00	126,985.91	0.00	0.00	126,985.91	45,313,000.00	16.19%	16.13%
C	36257UAS6	3.693412%	44,019,000.00	44,019,000.00	0.00	135,483.59	0.00	0.00	135,483.59	44,019,000.00	11.92%	11.88%
D	36257UAA5	2.800000%	28,482,000.00	28,482,000.00	0.00	66,458.00	0.00	0.00	66,458.00	28,482,000.00	9.16%	9.13%
E	36257UAC1	2.800000%	22,009,000.00	22,009,000.00	0.00	51,354.33	0.00	0.00	51,354.33	22,009,000.00	7.03%	7.00%
F-RR	36257UAW7	3.741112%	22,010,000.00	22,010,000.00	0.00	68,618.23	0.00	0.00	68,618.23	22,010,000.00	4.90%	4.88%
G-RR	36257UAX5	3.741112%	10,357,000.00	10,357,000.00	0.00	32,288.92	0.00	0.00	32,288.92	10,357,000.00	3.89%	3.88%
H-RR*	36257UAY3	3.741112%	40,134,720.00	40,134,720.00	0.00	121,658.48	0.00	0.00	121,658.48	40,134,720.00	0.00%	0.00%
S	36257UAZ0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	100.00%
R	36257UAG2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR	N/A	3.741112%	19,759,775.09	19,681,131.22	3,510.60	61,291.65	0.00	0.00	64,802.25	19,677,620.62	0.00%	0.00%
Interest
RR	36257UBC0	3.741112%	4,940,224.91	4,920,562.82	877.70	15,323.79	0.00	0.00	16,201.49	4,919,685.12	0.00%	0.00%
Certificate
Regular SubTotal			1,060,426,720.00	1,056,206,223.87	188,399.86	2,681,478.42	0.00	0.00	2,869,878.28	1,056,017,824.01

Notional Certificates
X-A	36257UAN7	0.808758%	823,402,000.00	819,279,809.84	0.00	552,165.83	0.00	0.00	552,165.83	819,095,798.27
X-B	36257UAP2	0.215350%	89,332,000.00	89,332,000.00	0.00	16,031.36	0.00	0.00	16,031.36	89,332,000.00
X-D	36257UAB3	0.941112%	50,491,000.00	50,491,000.00	0.00	39,598.08	0.00	0.00	39,598.08	50,491,000.00
Notional SubTotal			963,225,000.00	959,102,809.84	0.00	607,795.27	0.00	0.00	607,795.27	958,918,798.27

Deal Distribution Total					188,399.86	3,289,273.69	0.00	0.00	3,477,673.55

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36257UAH0	642.41931211	15.96214087	1.14302481	0.00000000	0.00000000	0.00000000	0.00000000	17.10516568	626.45717124
A-2	36257UAJ6	1,000.00000000	0.00000000	2.44441663	0.00000000	0.00000000	0.00000000	0.00000000	2.44441663	1,000.00000000
A-3	36257UAK3	1,000.00000000	0.00000000	2.29066667	0.00000000	0.00000000	0.00000000	0.00000000	2.29066667	1,000.00000000
A-4	36257UAL1	1,000.00000000	0.00000000	2.50041667	0.00000000	0.00000000	0.00000000	0.00000000	2.50041667	1,000.00000000
A-AB	36257UAM9	1,000.00000000	0.00000000	2.42433354	0.00000000	0.00000000	0.00000000	0.00000000	2.42433354	1,000.00000000
A-S	36257UAQ0	1,000.00000000	0.00000000	2.67641665	0.00000000	0.00000000	0.00000000	0.00000000	2.67641665	1,000.00000000
B	36257UAR8	1,000.00000000	0.00000000	2.80241675	0.00000000	0.00000000	0.00000000	0.00000000	2.80241675	1,000.00000000
C	36257UAS6	1,000.00000000	0.00000000	3.07784343	0.00000000	0.00000000	0.00000000	0.00000000	3.07784343	1,000.00000000
D	36257UAA5	1,000.00000000	0.00000000	2.33333333	0.00000000	0.00000000	0.00000000	0.00000000	2.33333333	1,000.00000000
E	36257UAC1	1,000.00000000	0.00000000	2.33333318	0.00000000	0.00000000	0.00000000	0.00000000	2.33333318	1,000.00000000
F-RR	36257UAW7	1,000.00000000	0.00000000	3.11759337	0.00000000	0.00000000	0.00000000	0.00000000	3.11759337	1,000.00000000
G-RR	36257UAX5	1,000.00000000	0.00000000	3.11759390	0.00000000	0.00000000	0.00000000	0.00000000	3.11759390	1,000.00000000
H-RR	36257UAY3	1,000.00000000	0.00000000	3.03125274	0.08634070	1.66308199	0.00000000	0.00000000	3.03125274	1,000.00000000
S	36257UAZ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	36257UAG2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	N/A	996.02000176	0.17766397	3.10183946	0.00334569	0.06444557	0.00000000	0.00000000	3.27950342	995.84233780
RR Certificate	36257UBC0	996.02000104	0.17766398	3.10184056	0.00334600	0.06444848	0.00000000	0.00000000	3.27950454	995.84233706

Notional Certificates
X-A	36257UAN7	994.99370883	0.00000000	0.67059083	0.00000000	0.00000000	0.00000000	0.00000000	0.67059083	994.77023164
X-B	36257UAP2	1,000.00000000	0.00000000	0.17945820	0.00000000	0.00000000	0.00000000	0.00000000	0.17945820	1,000.00000000
X-D	36257UAB3	1,000.00000000	0.00000000	0.78426017	0.00000000	0.00000000	0.00000000	0.00000000	0.78426017	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	09/01/21 - 09/30/21	30	0.00	13,176.79	0.00	13,176.79	0.00	0.00	0.00	13,176.79	0.00
A-2	09/01/21 - 09/30/21	30	0.00	287,028.29	0.00	287,028.29	0.00	0.00	0.00	287,028.29	0.00
A-3	09/01/21 - 09/30/21	30	0.00	549,760.00	0.00	549,760.00	0.00	0.00	0.00	549,760.00	0.00
A-4	09/01/21 - 09/30/21	30	0.00	838,162.17	0.00	838,162.17	0.00	0.00	0.00	838,162.17	0.00
A-AB	09/01/21 - 09/30/21	30	0.00	50,544.93	0.00	50,544.93	0.00	0.00	0.00	50,544.93	0.00
X-A	09/01/21 - 09/30/21	30	0.00	552,165.83	0.00	552,165.83	0.00	0.00	0.00	552,165.83	0.00
X-B	09/01/21 - 09/30/21	30	0.00	16,031.36	0.00	16,031.36	0.00	0.00	0.00	16,031.36	0.00
A-S	09/01/21 - 09/30/21	30	0.00	263,343.34	0.00	263,343.34	0.00	0.00	0.00	263,343.34	0.00
B	09/01/21 - 09/30/21	30	0.00	126,985.91	0.00	126,985.91	0.00	0.00	0.00	126,985.91	0.00
C	09/01/21 - 09/30/21	30	0.00	135,483.59	0.00	135,483.59	0.00	0.00	0.00	135,483.59	0.00
D	09/01/21 - 09/30/21	30	0.00	66,458.00	0.00	66,458.00	0.00	0.00	0.00	66,458.00	0.00
X-D	09/01/21 - 09/30/21	30	0.00	39,598.08	0.00	39,598.08	0.00	0.00	0.00	39,598.08	0.00
E	09/01/21 - 09/30/21	30	0.00	51,354.33	0.00	51,354.33	0.00	0.00	0.00	51,354.33	0.00
F-RR	09/01/21 - 09/30/21	30	0.00	68,618.23	0.00	68,618.23	0.00	0.00	0.00	68,618.23	0.00
G-RR	09/01/21 - 09/30/21	30	0.00	32,288.92	0.00	32,288.92	0.00	0.00	0.00	32,288.92	0.00
H-RR	09/01/21 - 09/30/21	30	63,085.39	125,123.74	0.00	125,123.74	3,465.26	0.00	0.00	121,658.48	66,747.33
S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
RR Interest	09/01/21 - 09/30/21	30	1,203.57	61,357.77	0.00	61,357.77	66.11	0.00	0.00	61,291.65	1,273.43
RR Certificate	09/01/21 - 09/30/21	30	300.92	15,340.31	0.00	15,340.31	16.53	0.00	0.00	15,323.79	318.39
Totals			64,589.88	3,292,821.59	0.00	3,292,821.59	3,547.90	0.00	0.00	3,289,273.69	68,339.15

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 27

Additional Information

Total Available Distribution Amount	3,477,673.55
Non-VRR Interest Available Funds (1)	3,396,669.80
VRR Interest Available Funds (1)	81,003.75
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,308,564.72	Master Servicing Fee	7,777.58
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,020.38
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	440.09
ARD Interest	0.00	Operating Advisor Fee	1,293.85
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	211.24
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,308,564.72	Total Fees	15,743.14

Principal		Expenses/Reimbursements
Scheduled Principal	188,399.87	Reimbursement for Interest on Advances	47.90
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	3,500.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	188,399.87	Total Expenses/Reimbursements	3,547.90

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,289,273.69
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	188,399.86
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,477,673.55
Total Funds Collected	3,496,964.59	Total Funds Distributed	3,496,964.59

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,056,206,223.89	1,056,206,223.89	Beginning Certificate Balance	1,056,206,223.87
(-) Scheduled Principal Collections	188,399.87	188,399.87	(-) Principal Distributions	188,399.86
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,056,017,824.02	1,056,017,824.02	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,056,206,223.89	1,056,206,223.89	Ending Certificate Balance	1,056,017,824.01
Ending Actual Collateral Balance	1,056,017,824.02	1,056,017,824.02

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.02)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.01
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.01)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.74%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
$10,000,000 or less	8	51,818,719.80	4.91%	71	3.9537	2.562943	1.50 or less	8	215,009,438.79	20.36%	94	4.1322	1.234505
$10,000,001 to $20,000,000	10	178,074,573.14	16.86%	87	3.6610	2.058835	1.51 to 2.00	9	285,606,720.00	27.05%	94	3.6928	1.743535
$20,000,001 to $30,000,000	9	239,128,506.25	22.64%	94	3.8796	2.234259	2.01 to 2.50	9	180,981,665.23	17.14%	73	3.6009	2.293168
$30,000,001 to $40,000,000	6	211,726,024.83	20.05%	82	3.9058	2.657461	2.51 to 3.00	7	167,450,000.00	15.86%	94	3.5877	2.733655
$40,000,001 to $50,000,000	3	135,000,000.00	12.78%	77	3.2720	2.312667	3.01 to 3.50	4	133,220,000.00	12.62%	94	3.8829	3.282491
$50,000,001 to $60,000,000	2	109,720,000.00	10.39%	95	3.6899	2.507550	3.51 to 4.00	1	23,750,000.00	2.25%	95	3.3000	3.980000
$60,000,001 or greater	2	130,550,000.00	12.36%	94	3.9178	1.576285	4.01 or greater	2	50,000,000.00	4.73%	32	3.5650	4.430000
Totals	40	1,056,017,824.02	100.00%	87	3.7590	2.262732	Totals	40	1,056,017,824.02	100.00%	87	3.7590	2.262732
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Arkansas	1	463,348.12	0.04%	94	3.7800	2.480000
							Industrial	55	207,431,719.97	19.64%	76	3.7771	2.840065
California	7	169,078,506.25	16.01%	94	3.7328	2.244011
							Lodging	3	46,833,413.96	4.43%	89	4.2892	0.820952
Colorado	3	48,500,000.00	4.59%	94	3.6542	2.988969
							Mixed Use	3	91,012,100.00	8.62%	94	3.7159	2.819932
Florida	6	67,921,200.15	6.43%	94	3.8441	1.979843
							Multi-Family	2	89,000,000.00	8.43%	95	4.0506	1.485730
Georgia	2	4,299,486.35	0.41%	94	4.0812	2.227644
							Office	17	414,457,690.08	39.25%	81	3.4836	2.141387
Illinois	5	36,912,944.75	3.50%	87	3.7511	1.573698
							Retail	11	242,407,900.00	22.95%	94	3.9725	2.465714
Indiana	3	2,459,957.98	0.23%	94	3.7800	2.480000
							Self Storage	3	9,875,000.00	0.94%	94	4.0897	2.067570
Kentucky	2	5,497,703.90	0.52%	94	4.0088	2.288284
							Totals	94	1,056,017,824.02	100.00%	87	3.7590	2.262732
Michigan	5	34,255,261.51	3.24%	95	3.7533	1.528049
Minnesota	1	1,566,959.50	0.15%	94	3.7800	2.480000
Mississippi	1	417,013.51	0.04%	94	3.7800	2.480000
Missouri	3	3,935,776.72	0.37%	95	3.7552	2.059085
Nevada	1	20,000,000.00	1.89%	93	3.7408	1.720000
New Jersey	1	54,720,000.00	5.18%	94	3.7300	3.470000
New York	6	183,500,000.00	17.38%	95	3.7071	1.652943
Ohio	8	101,856,244.03	9.65%	42	3.3535	2.302299
Pennsylvania	1	25,527,831.09	2.42%	32	3.5650	4.430000
South Carolina	7	53,179,451.07	5.04%	60	3.9107	3.123821
Tennessee	4	15,604,806.47	1.48%	95	3.7422	1.837445
Texas	18	203,564,517.19	19.28%	94	4.0105	2.236322
Virginia	7	61,250,000.00	5.80%	93	3.6373	2.600531
Wisconsin	2	6,506,815.42	0.62%	46	3.6151	3.975553
Totals	94	1,056,017,824.02	100.00%	87	3.7590	2.262732

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.250% or less	2	69,500,000.00	6.58%	94	3.1456	2.044173	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.251% to 3.500%	6	153,750,000.00	14.56%	69	3.3294	2.774992	Totals	40	1,056,017,824.02	100.00%	87	3.7590	2.262732
	3.501% to 3.750%	14	390,027,744.83	36.93%	86	3.6629	2.561521
	3.751% to 4.000%	6	154,525,000.00	14.63%	94	3.8261	2.142082
	4.001% to 4.250%	6	144,392,853.14	13.67%	95	4.1212	1.425708
	4.251% or greater	6	143,822,226.05	13.62%	93	4.3393	1.980426
	Totals	40	1,056,017,824.02	100.00%	87	3.7590	2.262732
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	6	119,943,719.80	11.36%	34	3.4494	3.117347	Interest Only	30	866,170,000.00	82.02%	86	3.6708	2.437364
61 months to 117 months		34	936,074,104.22	88.64%	94	3.7986	2.153226	264 months or less	1	30,476,024.83	2.89%	95	3.7500	1.410000
	118 months or greater	0	0.00	0.00%	0	0.0000	0.000000	264 months to 359 months	9	159,371,799.19	15.09%	93	4.2396	1.476689
	Totals	40	1,056,017,824.02	100.00%	87	3.7590	2.262732	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	40	1,056,017,824.02	100.00%	87	3.7590	2.262732
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		10	265,613,385.23	25.15%	82	3.7385	2.767134				None
	12 months or less	30	790,404,438.79	74.85%	89	3.7658	2.093229
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	40	1,056,017,824.02	100.00%	87	3.7590	2.262732
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30316863	OF	Sunnyvale	CA	Actual/360	3.764%	205,600.85	0.00	0.00	07/06/29	06/06/34	--	65,550,000.00	65,550,000.00	10/07/21
2A1	30316864	OF	Cleveland	OH	Actual/360	3.300%	111,375.00	0.00	0.00	N/A	09/06/24	--	40,500,000.00	40,500,000.00	10/06/21
2A2-2	30316865	OF	Cleveland	OH	Actual/360	3.300%	13,750.00	0.00	0.00	N/A	09/06/24	--	5,000,000.00	5,000,000.00	10/06/21
2A3	30316866	OF	Cleveland	OH	Actual/360	3.300%	55,000.00	0.00	0.00	N/A	09/06/24	--	20,000,000.00	20,000,000.00	10/06/21
3	30520973	MF	New York	NY	Actual/360	4.073%	220,620.83	0.00	0.00	N/A	09/06/29	--	65,000,000.00	65,000,000.00	10/07/21
4	30520974	OF	San Antonio	TX	Actual/360	3.650%	167,291.67	0.00	0.00	N/A	09/06/29	--	55,000,000.00	55,000,000.00	10/06/21
5	30503527	MU	Bridgewater	NJ	Actual/360	3.730%	170,088.00	0.00	0.00	N/A	08/06/29	--	54,720,000.00	54,720,000.00	10/06/21
6A3	30316577	RT	The Woodlands	TX	Actual/360	4.256%	141,866.67	0.00	0.00	N/A	08/01/29	--	40,000,000.00	40,000,000.00	10/01/21
6A4	30316578	RT	The Woodlands	TX	Actual/360	4.256%	35,466.67	0.00	0.00	N/A	08/01/29	--	10,000,000.00	10,000,000.00	10/01/21
7A1	30503238	IN	Various	Various	Actual/360	3.565%	118,833.33	0.00	0.00	N/A	06/06/24	--	40,000,000.00	40,000,000.00	10/06/21
7A4	30503245	IN	West Columbia	SC	Actual/360	3.565%	29,708.33	0.00	0.00	N/A	06/06/24	--	10,000,000.00	10,000,000.00	10/06/21
8	30316872	OF	New York	NY	Actual/360	3.160%	130,350.00	0.00	0.00	N/A	09/05/29	--	49,500,000.00	49,500,000.00	09/05/21
9	30316638	OF	Various	Various	Actual/360	3.370%	126,375.00	0.00	0.00	N/A	08/06/29	--	45,000,000.00	45,000,000.00	10/06/21
10	30520977	IN	Various	Various	Actual/360	4.380%	132,130.00	0.00	0.00	N/A	09/06/29	--	36,200,000.00	36,200,000.00	10/06/21
11	30520970	IN	Various	Various	Actual/360	3.780%	103,320.00	0.00	0.00	N/A	08/06/29	--	32,800,000.00	32,800,000.00	10/06/21
12	30316867	OF	Lansing	MI	Actual/360	3.750%	95,504.67	85,468.84	0.00	N/A	09/06/29	--	30,561,493.67	30,476,024.83	10/06/21
13	30316648	IN	Manassas	VA	Actual/360	3.637%	97,752.44	0.00	0.00	N/A	07/06/29	--	32,250,000.00	32,250,000.00	10/01/21
14	30316634	MU	Chicago	IL	Actual/360	3.660%	91,500.00	0.00	0.00	N/A	08/06/29	--	30,000,000.00	30,000,000.00	10/06/21
15	30316676	RT	Pharr	TX	Actual/360	4.450%	111,250.00	0.00	0.00	N/A	08/06/29	--	30,000,000.00	30,000,000.00	10/06/21
16	30316651	IN	Ashburn	VA	Actual/360	3.637%	87,901.42	0.00	0.00	N/A	07/06/29	--	29,000,000.00	29,000,000.00	10/01/21
17	30520969	RT	Howard Beach	NY	Actual/360	4.164%	100,630.00	0.00	0.00	N/A	09/06/29	--	29,000,000.00	29,000,000.00	10/06/21
18	30520956	RT	Brighton	CO	Actual/360	3.522%	83,647.50	0.00	0.00	N/A	08/06/29	--	28,500,000.00	28,500,000.00	09/03/21
19	30520960	MF	Port Richey	FL	Actual/360	3.990%	79,800.00	0.00	0.00	N/A	08/06/29	--	24,000,000.00	24,000,000.00	10/06/21
20	30520979	LO	San Diego	CA	Actual/360	4.310%	83,377.09	35,533.02	0.00	N/A	09/06/29	--	23,214,039.27	23,178,506.25	10/06/21
21	30520976	OF	San Francisco	CA	Actual/360	3.300%	65,312.50	0.00	0.00	N/A	09/06/29	--	23,750,000.00	23,750,000.00	10/06/21
22	30520957	Various Various		CA	Actual/360	3.860%	69,801.67	0.00	0.00	N/A	08/06/29	--	21,700,000.00	21,700,000.00	10/06/21
23	30316868	OF	New York	NY	Actual/360	3.110%	51,833.33	0.00	0.00	N/A	07/06/29	--	20,000,000.00	20,000,000.00	10/06/21
24	30316468	RT	Las Vegas	NV	Actual/360	3.741%	62,346.67	0.00	0.00	N/A	07/01/29	--	20,000,000.00	20,000,000.00	10/01/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
25	30520984	OF	Midland	TX	Actual/360	4.050%	65,179.84	30,880.63	0.00	N/A	09/06/29	--	19,312,545.86	19,281,665.23	10/06/21
26	30316869	LO	Clearwater Beach	FL	Actual/360	4.250%	68,144.99	29,751.05	0.00	N/A	09/06/29	--	19,240,938.96	19,211,187.91	10/06/21
27	30520961	RT	Stockton	CA	Actual/360	3.370%	54,762.50	0.00	0.00	N/A	08/06/29	--	19,500,000.00	19,500,000.00	10/06/21
28	30503592	IN	Various	Various	Actual/360	3.740%	53,549.69	0.00	0.00	N/A	09/06/29	--	17,181,720.00	17,181,720.00	10/06/21
29	30520958	OF	Tarzana	CA	Actual/360	3.680%	47,226.67	0.00	0.00	N/A	08/06/29	--	15,400,000.00	15,400,000.00	10/06/21
30	30520962	RT	Castle Rock	CO	Actual/360	3.710%	46,375.00	0.00	0.00	N/A	08/06/29	--	15,000,000.00	15,000,000.00	10/06/21
31	30503603	RT	Brooklyn	NY	Actual/360	3.750%	39,062.50	0.00	0.00	N/A	08/06/29	--	12,500,000.00	12,500,000.00	10/06/21
32	30503713	RT	Bronx	NY	Actual/360	3.900%	24,375.00	0.00	0.00	N/A	09/06/29	--	7,500,000.00	7,500,000.00	07/06/20
33	30503557	SS	Various	Various	Actual/360	4.150%	23,862.50	0.00	0.00	N/A	08/06/29	--	6,900,000.00	6,900,000.00	10/06/21
34	30316870	RT	Parker	CO	Actual/360	4.240%	17,666.67	0.00	0.00	N/A	08/06/29	--	5,000,000.00	5,000,000.00	10/06/21
35	30503662	LO	East Peoria	IL	Actual/360	4.350%	16,133.01	6,766.33	0.00	N/A	09/06/24	--	4,450,486.13	4,443,719.80	10/06/21
36	30503712	SS	Spring	TX	Actual/360	3.950%	9,792.71	0.00	0.00	N/A	09/06/29	--	2,975,000.00	2,975,000.00	10/06/21
Totals							3,308,564.72	188,399.87	0.00				1,056,206,223.89	1,056,017,824.02

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	36,521,966.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1	7,151,636.39	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2-2	7,151,636.39	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A3	7,151,636.39	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	10,424,993.98	6,916,146.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	9,300,704.26	9,278,785.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	13,720,152.76	13,170,030.32	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6A3	73,299,566.42	68,786,830.88	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6A4	73,299,566.42	68,786,830.88	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7A1	11,333,102.53	11,523,169.84	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A4	11,333,102.53	11,523,169.84	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	13,174,986.00	0.00	--	--	--	0.00	0.00	130,143.74	130,143.74	0.00	0.00
9	20,080,409.08	20,496,749.84	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	7,796,361.24	8,536,710.02	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	13,366,668.40	3,776,787.38	01/01/21	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,554,982.20	833,900.30	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	7,429,438.63	5,963,692.84	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	48,755,301.68	50,966,107.52	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	4,370,949.37	5,859,920.27	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	6,617,666.69	6,613,391.91	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,725,115.81	1,729,791.60	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	3,427,177.88	0.00	--	--	--	0.00	0.00	83,528.75	83,528.75	0.00	0.00
19	2,093,443.15	2,077,143.37	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,446,626.26	2,798,131.12	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	5,185,388.88	6,564,567.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	4,944,990.20	5,202,923.40	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	110,814,000.00	110,650,000.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	52,113,243.84	51,620,597.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
25	15,780,960.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,238,733.21	1,197,393.15	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,979,523.72	1,965,544.03	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,577,239.08	1,781,668.72	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,083,208.97	933,599.65	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,494,862.44	1,558,539.48	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,167,202.66	1,126,086.28	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	323,229.52	101,929.84	01/01/21	03/31/21	03/08/21	0.00	0.00	24,287.19	370,836.47	0.00	0.00
33	557,627.00	641,977.55	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	652,276.00	591,922.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	64,333.04	252,697.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	239,873.31	222,426.94	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	594,743,883.32	484,049,163.43				0.00	0.00	237,959.68	584,508.96	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/13/21	0	0.00	0	0.00	1	7,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.758955%	3.741070%	87
09/13/21	0	0.00	0	0.00	1	7,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.758999%	3.741112%	88
08/12/21	0	0.00	0	0.00	1	7,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.759039%	3.741150%	89
07/12/21	0	0.00	0	0.00	1	7,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.759079%	3.741188%	90
06/11/21	0	0.00	0	0.00	1	7,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.759123%	3.741230%	91
05/12/21	0	0.00	0	0.00	1	7,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.759163%	3.741267%	92
04/12/21	0	0.00	0	0.00	1	7,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.759206%	3.741308%	93
03/12/21	0	0.00	0	0.00	1	7,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.759245%	3.741346%	94
02/12/21	0	0.00	0	0.00	1	7,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.759295%	3.741393%	95
01/12/21	0	0.00	0	0.00	1	7,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.759334%	3.741430%	96
12/11/20	1	65,000,000.00	0	0.00	1	7,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.759373%	3.741467%	97
11/13/20	0	0.00	0	0.00	1	7,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.759415%	3.741507%	98
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
8	30316872	09/05/21	0	A	130,143.74	130,143.74	0.00		49,500,000.00
18	30520956	09/03/21	0	A	83,528.75	83,528.75	0.00		28,500,000.00
32	30503713	07/06/20	14	6	24,287.19	370,836.47	24,700.60		7,500,000.00	04/27/20	1
Totals					237,959.68	584,508.96	24,700.60		85,500,000.00
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		119,943,720	119,943,720	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		936,074,104	928,574,104	7,500,000		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	1,056,017,824	1,048,517,824	0	0	7,500,000	0
Sep-21	1,056,206,224	1,048,706,224	0	0	7,500,000	0
Aug-21	1,056,383,070	1,048,883,070	0	0	7,500,000	0
Jul-21	1,056,559,309	1,049,059,309	0	0	7,500,000	0
Jun-21	1,056,745,909	1,049,245,909	0	0	7,500,000	0
May-21	1,056,920,901	1,049,420,901	0	0	7,500,000	0
Apr-21	1,057,106,299	1,049,606,299	0	0	7,500,000	0
Mar-21	1,057,280,054	1,049,780,054	0	0	7,500,000	0
Feb-21	1,057,486,357	1,049,986,357	0	0	7,500,000	0
Jan-21	1,057,658,805	1,050,158,805	0	0	7,500,000	0
Dec-20	1,057,830,660	985,330,660	65,000,000	0	7,500,000	0
Nov-20	1,058,013,033	1,050,513,033	0	0	7,500,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
32	30503713	7,500,000.00	7,500,000.00	10,700,000.00	10/01/20	95,490.59	1.29000	03/31/21	09/06/29	I/O
Totals		7,500,000.00	7,500,000.00	10,700,000.00		95,490.59

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
32	30503713	RT	NY	04/27/20	1

COVID Relief Request. 7/1/2021. Loan transferred to Special Servicing 4/27/2020 due to Imminent Default. Funds have been received post transfer to SS and have been post the June and July 2020 receivables. Borrower has owned since

''94/''95. Building was closed for a few months in 2020 due to the NY emergency pandemic orders. The only tenants that paid rent from March to August was the cell tower and billboard tenants. Borrower previously noted that the property had sustained damage from rioting; however, in the response to the Notice of Default, the Borrower''s counsel noted that only the sneaker store was damaged and repairs are the responsibility of the tenant. All of the stores are now open. Per the

Borrower, all tenants paid rent in August except for the sneaker store and tattoo parlor and Borrower is working on a summary of all of the modifications to leases. Borrower and SS have agreed to terms on a modification and Lender has consented. SS is moving forward with closing on the forbearance as approved and awaiting certain pre-closing deliverables from the Borrower necessary to close the transaction.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
20	30520979	23,807,775.86	4.31000%	23,807,775.86 4.31000%		8	05/26/20	04/06/20	06/01/20
35	30503662	4,563,437.40	4.35000%	4,563,437.40 4.35000%		8	05/14/20	06/05/20	05/26/20
Totals		28,371,213.26		28,371,213.26
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
8	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	47.90	0.00	0.00	0.00
32	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	47.90	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		3,547.90

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com, specifically under the "U.S. Risk Retention Special Notices" tab for the GS Mortgage Securities Trust 2019-GC42 transaction, certain information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant. Investors should refer to the Certificate Administrator's website for all such information

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